Loans Receivable, Net - Schedule of Activity in Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance For Loan And Lease Losses Roll Forward
Beginning balance	$ 554	$ 99
Provisions	2,401	455
Ending balance	$ 2,955	$ 554